Related Party Transactions (Details) - USD ($)		6 Months Ended
	Dec. 05, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Related party transactions [Abstract]
Ordinary shares	$ 2,814,895	$ 11,290,004
Accounts receivables	15,663,648
Property, plant and equipment	12,287,359
Other intangible assets	$ 1,629,133
Other receivable				$ 521,852